Derivatives - Gains or losses arising from fair value hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on hedging instruments	$ 621	$ (439)	$ 40
Gains (losses) on hedged item attributable to hedged risk	(617)	462	(51)
HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on hedging instruments	(57)	(909)	(4)
Gains (losses) on hedged item attributable to hedged risk	23	926	6
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness	4	23	(11)
Fair value hedges | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness	$ (34)	$ 17	$ 2